Intangible Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 83,716	$ 127,788	$ 158,987
Write-off - Cost		(31,199)
Accelerated amortization - Cost	(44,072)
Favorable lease terms - Accumulated amortization	(64,764)	(72,449)	(84,932)
Additions - Accumulated Amortization	(15,861)	(18,716)
Accelerated amortization - Accumulated Amortization	23,546
Write-off - Accumulated Amortization		31,199
Favorable lease terms - Net Book Value	18,952	55,339	$ 74,055
Additions - Net Book Value	(15,861)	$ (18,716)
Accelerated amortization - Net Book Value	$ (20,526)